Other comprehensive income (loss)	12 Months Ended
Mar. 31, 2025
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)
16. Other comprehensive income (loss):
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	For the year ended March 31, 2023
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥136,912	¥109,801	¥(3,946)	¥105,855	¥242,767
Pension liability adjustment (1)	(43,803)	8,615	3,014	11,629	(32,174)
Own credit adjustments (3)	34,864	73,193	(196)	72,997	107,861

Total	¥127,973	¥191,609	¥(1,128)	¥190,481	¥318,454

	Millions of yen
	For the year ended March 31, 2024
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥242,767	¥201,662	¥(358)	¥201,304	¥444,071
Pension liability adjustment (1)	(32,174)	11,220	1,442	12,662	(19,512)
Own credit adjustments (3)	107,861	(71,965)	(471)	(72,436)	35,425

Total	¥318,454	¥140,917	¥613	¥141,530	¥459,984

	Millions of yen
	For the year ended March 31, 2025
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥444,071	¥(38,121)	¥2,027	¥(36,094)	¥407,977
Pension liability adjustment (1)	(19,512)	11,317	1,090	12,407	(7,105)
Net unrealized gain (loss) on non-trading debt securities (2)	—	(1,147)	—	(1,147)	(1,147)
Own credit adjustments (3)	35,425	12,870	(212)	12,658	48,083

Total	¥459,984	¥(15,081)	¥2,905	¥(12,176)	¥447,808

(1)	See Note 13 “ Employee benefit plans ” for further information.
(2)	See Note 6 “ Non-trading investments ” for further information.
(3)	See Note 2 “ Fair value measurements ” for further information.
The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	For the year ended March 31
	2023	2024	2025	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥4,033	¥358	¥(2,027)	Revenue—Other / Non-interest expenses—Other
	(87)	—	—	Income tax expense

	3,946	358	(2,027)	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥3,946	¥358	¥(2,027)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2023	2024	2025	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(3,372)	¥(1,737)	¥(1,464)	Non-interest expenses—Compensation and benefits / Revenue—Other
	358	295	374	Income tax expense

	(3,014)	(1,442)	(1,090)	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥(3,014)	¥(1,442)	¥(1,090)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2023	2024	2025	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥334	¥597	¥315	Revenue—Net gain on trading
	(138)	(126)	(103)	Income tax expense

	196	471	212	Net income (loss)

	—	—	—	Net income attributable to noncontrolling interests

	¥196	¥471	¥212	Net income (loss) attributable to NHI shareholders